Schedule of fair value by strategy (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedging instruments [line items]
Fair value		$ (6,531)	$ 5,106	$ (2,294)
Current assets		16,292	16,329
Non-current assets		102	15,651
Current liabilities		22,684	5,390
Non-current liabilities		241	21,484
Hedging programs for mismatches of quotation periods [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value		(9,898)	2,398
Hedging programs for sales of zinc at fixed price [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value		3,433	1,815
Hedging programs for inflation risks [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value		(66)	1,310
Hedging of changes in foreign exchange rates [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value			(417)
Zinc forward [member] | Hedging programs for mismatches of quotation periods [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal		215,809	204,394
Fair value		(9,898)	2,398
Zinc forward [member] | Hedging programs for sales of zinc at fixed price [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal		8,787	15,695
Fair value		3,433	1,815
Brazilian inflation versus brazilian interbank interest rate swap [member] | Hedging programs for inflation risks [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal		226,880	226,880
Fair value		(66)	1,310
Brl vs. usd [member] | Hedging of changes in foreign exchange rates [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal	[1]		477,000
Fair value	[1]		$ (417)

[1]	Related to a derivative financial instrument entered into at the same time of a debt contract (a term loan in NEXA PERU) in order to manage some of the risks of such debt contract. As explained in note 24 (c), both the debt and the related derivative were prepaid on July 09, 2021